Accumulated Other Comprehensive Income (Loss) (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Long term investments, tax provision		$ 2,847
Other long-term investments, tax